Expense Example - BlackRock Advantage SMID Cap V.I. Fund	Feb. 09, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,199
Class II Shares
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,353
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	$ 1,468